Other expenses (income) (Tables)	12 Months Ended
Dec. 31, 2018
Other Expenses (Income) [Abstract]
Other expense (income)

	2018 $	2017 $
Finance income
Interest income	(2,234)	(1,040)
Loss on sale of short term investments	—	338
	(2,234)	(702)
Other
Revaluation adjustment on contingent consideration (note 10)	236	502
Foreign exchange loss (gain) and other	(67)	3
Loss on disposal of equipment	—	1
	169	506
	(2,065)	(196)